CONSOLIDATED STATEMENTS OF EARNINGS (LOSS) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net sales
Net sales	$ 4,431.2	$ 4,285.6	$ 3,879.4
Costs and expenses
Costs and expenses	2,978.2	2,865.2	2,566.8
Selling, general and administrative expenses	1,100.8	1,223.8	1,086.0
Other deductions, net	146.1	178.8	254.4
Interest expense, net	310.4	288.8	379.3
Earnings (loss) from Continuing Operations before income taxes	(104.3)	(271.0)	(407.1)
Income tax expense (benefit)	36.5	49.9	(19.7)
Earnings (loss) from Continuing Operations	(140.8)	(320.9)	(387.4)
Earnings (loss) from Discontinued Operations - net of income taxes	0.0	6.9	17.8
Net earnings (loss)	(140.8)	(314.0)	(369.6)
Products [Member]
Net sales
Net sales	3,356.1	3,230.3	2,913.3
Costs and expenses
Costs and expenses	2,349.2	2,274.5	2,028.4
Services [Member]
Net sales
Net sales	1,075.1	1,055.3	966.1
Costs and expenses
Costs and expenses	$ 629.0	$ 590.7	$ 538.4